Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 283	$ 227
Cost method investments	24	34
Investments in and advances to investee companies	110	81	$ 98
Write-down of cost investments	$ 13
Write-down of equity investment		$ 10
The C W [Member] | Equity Method Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%
POP [Member] | Equity Method Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%
AMC Networks Inc JV [Member] | Equity Method Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	49.00%
AMC Networks Inc Other JV [Member] | Equity Method Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	30.00%